Borrowings - Debt Conversion (FY) (Details) - Series 1 promissory notes - Notes payable - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Debt Conversion [Line Items]
Principal amount	$ 0	$ 396	$ 1,310
Class B Preferred
Debt Conversion [Line Items]
Number of shares (in shares)	0	40,829	135,133